Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Consolidated Balance Sheets

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2024	2025
	USD	USD
Right-of-use asset, net	$148,589	$71,826

Lease liability, current	83,757	65,593
Lease liability, non-current	62,842	-
Total lease liability	$146,599	$65,593

The components of lease expenses were as follows:

	For the years ended December 31,
	2024	2025
Lease cost
Amortization of right-of-use assets	$85,787	$83,838
Interest of operating lease liabilities	2,379	3,881
Total	$88,166	$87,719

Schedule of Undiscounted Cash Flows

The following table reconciles the undiscounted cash flows of the Group leases as of December 31, 2025 to the present value of its operating lease payments:

For the year ending December 31	USD
2026	66,482
Total undiscounted operating lease payments	66,482
Less: imputed interest	(889)
Present value of lease liability	65,593